Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Compensation Discussion and Analysis

Grants of stock-based awards to our NEOs are generally made as part of the broad grant to other Company employees, which occurs annually, typically in the first quarter of the calendar year. The timing of annual grants generally is dictated by the timing of the completion of performance reviews and the timing of decisions regarding other forms of direct compensation. In certain circumstances, the Compensation Committee may also approve grants to be effective at other times, including grants for new hires and promotions after our regular annual grant date. Stock-based awards are made under the terms of the Company’s 2015 Plan and, in the case of stock options, are granted with an exercise price equal to the closing price of our common stock on the grant date, as reported on the NYSE. Our Board and Compensation Committee do not take into account material non-public
information when determining the timing or terms of equity awards, nor do we time disclosure of material non-public
information for the purpose of affecting the value of executive compensation. The Company has not awarded stock options (or similar awards) since 2018.
The following table summarizes total PSU and RSU awards to our NEOs made during 2024, as well as the grant date value. As shown in the Summary Compensation Table and Grants of Plan-Based Awards Table, grant date values increased over 2023 grant date values, reflecting both superior historical Company performance as of the grant date, as well as the Compensation Committee’s desire to further promote the alignment of our NEO’s pay opportunities with stockholder interests.

Award Timing Method	Grants of stock-based awards to our NEOs are generally made as part of the broad grant to other Company employees, which occurs annually, typically in the first quarter of the calendar year. The timing of annual grants generally is dictated by the timing of the completion of performance reviews and the timing of decisions regarding other forms of direct compensation.
Award Timing Predetermined	false
Award Timing, How MNPI Considered	Our Board and Compensation Committee do not take into account material non-public
information when determining the timing or terms of equity awards, nor do we time disclosure of material non-public
information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	true